Redeemable Convertible Preferred Stock	3 Months Ended
Mar. 31, 2021
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock
Series A Redeemable Convertible Preferred Stock
In June 2017, in connection with the Spin-out, the Company issued 800,000 shares of Series A redeemable convertible preferred stock (the “Series A Preferred Stock”) to ISMMS at an original issue price of $122.94 per share (the “Series A Original Issue Price”). ISMMS’s capital contribution to the Company was accounted for at the net book value of the assets transferred to and liabilities assumed by the Company since the Company and ISMMS are entities under common control (see Note 1). As a result, the difference between the fair value of the Series A Preferred Stock at the Series A Original Issue Price and the net book value of the assets and liabilities contributed to the Company as described in Note 6 results in additional preference of $55.0 million to ISMMS.
The holder of the Series A Preferred Stock was entitled to a number of votes equal to the number of whole shares of Class A common stock into which it is convertible. The Series A Preferred Stock was convertible to Class A common stock at the option of the holder at any time and without the payment of additional consideration and was mandatorily convertible upon the occurrence of certain events.
The holder of the Series A Preferred Stock was entitled to mandatory, cumulative dividends at a rate of 3% per annum that were satisfied through the issuance of additional shares on each anniversary of the issuance of the Series A Preferred Stock. As a result, the Company issued an additional 24,000 and 24,720 shares to the holder of the Series A Preferred Stock on June 1, 2018 and June 1, 2019, respectively.
In the event of a liquidation, dissolution or a deemed liquidation of the Company, the holder of the Series A Preferred Stock was to receive distributions prior to payment to the holder of Class A common stock.
Series A Preferred Stock Modification and Issuances of Redeemable Convertible Series B Preferred Stock and Redeemable Convertible Series C Preferred Stock
In August 2019, the Company amended its certificate of incorporation to change the structure of the redeemable convertible preferred stock by authorizing to issue three series of redeemable convertible preferred stock. Following the amended certificate of incorporation, the Company has authority to issue 1,308,663 shares of redeemable convertible preferred stock with $0.00001 par value per share, which consists of 447,373 shares designated as Series A-1 redeemable convertible preferred stock (the “Series A-1 Preferred Stock”), 522,627 shares designated as Series A-2 redeemable convertible preferred stock (the “Series A-2 Preferred Stock”) and 338,663 shares designated as Series B redeemable convertible preferred stock (the “Series B Preferred Stock”). The original issue price for Series A-1 Preferred Stock and Series A-2 Preferred Stock is the Series A Original Issue Price and the original issue price for Series B Preferred stock is $376.80 per share (the “Series B Original Issue Price”).
In consideration thereof on August 2, 2019, the Company issued 447,373 shares and 401,347 shares of its Series A-1 Preferred Stock and Series A-2 Preferred Stock, respectively, to ISMMS at the Series A Original Issue Price, replacing the Series A Preferred Stock issued and outstanding prior to the amendment to the certificate of incorporation. Also, on August 2, 2019, the Company entered into a stock purchase agreement with third-party investors, whereby the Company issued 338,663 shares of its Series B Preferred Stock at the Series B Original Issue Price, resulting in $118.8 million in cash proceeds, net of issuance costs.
In July and August 2020, the Company amended its certificate of incorporation to authorize the issuance of additional shares of redeemable convertible preferred stock. Following the amended certificate of incorporation, the Company has authority to issue 197,824 shares of redeemable convertible preferred stock with $0.00001 par value per share designated as Series C redeemable convertible preferred stock (the “Series C Preferred Stock”). The original issue price for Series C Preferred Stock is $613.67 per share (the “Series C Original Issue Price”). Concurrently with these amendments to the certificate of incorporation, the Company entered into stock purchase agreements with third-party investors, whereby the Company issued 197,821 shares of its Series C Preferred Stock at the Series C Original Issue Price, resulting in $117.3 million in cash proceeds, net of issuance costs.
The Series A-1 Preferred Stock, the Series A-2 Preferred Stock, the Series B Preferred Stock and the Series C Preferred Stock are collectively referred to as the “Redeemable Convertible Preferred Stock.”
Voting Rights
Holders of the Redeemable Convertible Preferred Stock are entitled to a number of votes equal to the number of whole shares of Class A common stock into which it is convertible.
Dividends
Holders of the Redeemable Convertible Preferred Stock are entitled to receive or participate in dividends to the extent that dividends are declared for holders of Class A common stock and Class B common stock, at which point the holders of the Redeemable Convertible Preferred Stock are entitled to participate on an as-converted to Class A common stock basis.
The Company has not declared any cash or other dividends through December 31, 2020.
Conversion Rights
The Redeemable Convertible Preferred Stock is convertible into Class A common stock at the option of the holder at any time and without the payment of additional consideration and is mandatorily convertible upon the occurrence of certain events. The conversion ratio could be adjusted upon the Company’s issuance of shares of common stock below the original issue prices of the Redeemable Convertible Preferred Stock; the issuance of certain options or securities convertible into common stock of the Company; the issuance of certain dividends; and events such as stock splits, merger and reorganization.
There were no conversions of Redeemable Convertible Preferred Stock into Class A common stock during the years ended December 31, 2020, 2019 and 2018. As of December 31, 2020 and 2019, all shares of Redeemable Convertible Preferred Stock were convertible into shares of Class A common stock at a 1:1 ratio.
Liquidation Preference
In the event of a liquidation, dissolution or deemed liquidation of the Company, the holders of the Series A-1 Preferred Stock, Series B Preferred Stock and Series C Preferred Stock are entitled to receive, prior to distribution to the holders of Series A-2 Preferred Stock, Class A common stock and Class B common stock, an amount per share equal to the greater of: (i) the liquidation preference amount for each series of preferred stock plus any accrued but unpaid dividends, or (ii) the amount per share that would have been payable had all shares been converted into Class A common stock immediately prior to such liquidation event. After the required distributions to the holders of the Series A-1 Preferred Stock, Series B Preferred Stock and Series C Preferred Stock, holders of the Series A-2 Preferred Stock are entitled to receive distributions of the remaining assets of the Company prior to the holders of Class A common stock and Class B common stock.
The holders of the Series A-1 Preferred Stock and Series A-2 Preferred Stock are entitled to a liquidation preference equal to the Series A Original Issue Price.
The holders of the Series B Preferred Stock are entitled to a liquidation preference of $603.26 per share during the period commencing on original issue date of the Series B Preferred Stock (the “Series B Original Issue Date”) and ending on the date that is one day prior to the third anniversary of the Series B Original Issue Date; $612.69 per share during the period commencing on the third anniversary of the Series B Original Issue Date and ending on the date that is one day prior to the fourth anniversary of the Series B Original Issue Date; and $659.82 per share from and after the fourth anniversary of the Series B Original Issue Date, in each case as such amount is appropriately adjusted in the event of any stock dividend, stock split or other similar recapitalization with respect to the Series B Preferred Stock.
The holders of the Series C Preferred Stock are entitled to a liquidation preference equal to the Series C Original Issue Price.
Classification of Redeemable Convertible Preferred Stock
The Redeemable Convertible Preferred Stock has deemed liquidation provisions which provide the holders the option to redeem the shares upon a change in control or other deemed liquidation event. The deemed liquidation preference provisions of the Redeemable Convertible Preferred Stock are considered contingent redemption provisions that are not solely within the Company’s control. Accordingly, the Redeemable Convertible Preferred Stock is presented outside of permanent equity in the mezzanine portion of the Company’s balance sheets. No accretion was recorded during the years ended December 31, 2020, 2019 and 2018 as a deemed liquidation event was not considered probable.
Redeemable Convertible Preferred Stock at December 31, 2020 consists of the following (in thousands, except share data):

Redeemable Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Amount	Aggregate Liquidation Preference
Series A-1	447,373	447,373	$51,811	$55,000
Series A-2	522,627	401,347	46,480	49,342
Series B	338,663	338,663	118,824	204,302
Series C	197,824	197,821	117,324	121,397
Total Redeemable Convertible Preferred Stock	1,506,487	1,385,204	$334,439	$430,041
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock at March 31, 2021 and December 31, 2020 consists of the following (in thousands, except share data):

(in thousands)
Redeemable Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Amount	Aggregate Liquidation Preference
Series A-1	447,373	447,373	$51,811	$55,000
Series A-2	522,627	401,347	46,480	49,342
Series B	338,663	338,663	118,824	204,302
Series C	197,824	197,821	117,324	121,397
Total Redeemable Convertible Preferred Stock	1,506,487	1,385,204	$334,439	$430,041
Voting Rights
Holders of the Redeemable Convertible Preferred Stock are entitled to a number of votes equal to the number of whole shares of Class A common stock into which it is convertible.
Dividends
Holders of the Redeemable Convertible Preferred Stock are entitled to receive or participate in dividends to the extent that dividends are declared for holders of Class A common stock and Class B common stock, at which point the holders of the Redeemable Convertible Preferred Stock are entitled to participate on an as-converted to Class A common stock basis.
The Company has not declared any cash or other dividends through March 31, 2021.
Conversion Rights
The Redeemable Convertible Preferred Stock is convertible into Class A common stock at the option of the holder at any time and without the payment of additional consideration and is mandatorily convertible upon the occurrence of certain events. The conversion ratio could be adjusted upon the Company’s issuance of shares of common stock below the original issue prices of the Redeemable Convertible Preferred Stock; the issuance of certain options or securities convertible into common stock of the Company; the issuance of certain dividends; and events such as stock splits, merger and reorganization.
There were no conversions of Redeemable Convertible Preferred Stock into Class A common stock during the three months ended March 31, 2021. As of March 31, 2021 and December 31, 2020, all shares of Redeemable Convertible Preferred Stock were convertible into shares of Class A common stock at a 1:1 ratio.
Classification of Redeemable Convertible Preferred Stock
The Redeemable Convertible Preferred Stock has deemed liquidation provisions which provide the holders the option to redeem the shares upon a change in control or other deemed liquidation event. The deemed liquidation preference provisions of the Redeemable Convertible Preferred Stock are considered contingent redemption provisions that are not solely within the Company’s control. Accordingly, the Redeemable Convertible Preferred Stock is presented outside of permanent equity in the mezzanine portion of the Company’s condensed balance sheets. No accretion was recorded during the three months ended March 31, 2021 and 2020, as a deemed liquidation event was not considered probable.